CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors Life Insurance Company(R) Variable Account B, 333-51955(1933 Act File No. 333-51955, 1940 Act File No. 811-08017)
("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 4 ("Amendment No. 4") to its Registration Statement and (b) that Amendment No. was filed electronically.



Dated: May 4, 2001
                                  By: /s/Mark F. Muething
                                         Mark F. Muething